OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables Abstract
Schedule of other payables
	December 31,
	2024	2023

Employees and payroll accruals	5,023	4,376
Accrued expenses	3,075	2,304
Government authorities	973	754
Accruals restructuring	-	686
Other	397	416

	9,468	8,536